Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
SHARE CAPITAL

13. SHARE CAPITAL

The Class A Common shares together with the Class B Variable Voting shares represent Telesat Corporation’s Public Shares (“Telesat Public Shares”). The Class C Fully Voting shares and Class C Limited Voting shares together represent Class C Shares (“Class C Shares”). The Telesat Public Shares and Class C Shares together represent Telesat Corporation Shares (“Telesat Corporation Shares”).

The number of Telesat Corporation Shares and stated value of the outstanding shares as at June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026		December 31, 2025
	Number of shares	Stated value	Number of shares	Stated value
Telesat Public Shares	15,106,517	$80,846	14,730,782	$63,657
Class C Shares	112,841	6,340	112,841	6,340
	15,219,358	$87,186	14,843,623	$69,997

The breakdown of the number of shares of Telesat Public Shares, as at June 30, 2026, was as follows:

Telesat Public Shares
Class A Common shares	5,558,919
Class B Variable Voting shares	9,547,598
Total Telesat Public Shares	15,106,517

The number of Class A Common shares and Class B Variable Voting shares in the table above is based on information available to the Company as at June 30, 2026.

In addition, the Company has one Class A Special Voting Share, one Class B Special Voting Share, one Class C Special Voting Share (collectively, the “Special Voting Shares”) and one Golden Share outstanding, each with a nominal stated value as at June 30, 2026 and December 31, 2025. The voting rights of the Special Voting Shares and the Golden Share are more fully described in the Company’s Annual Report filed on Form 20-F for the year ended December 31, 2025 that can be obtained on the SEC’s website at https://www.sec.gov and on SEDAR+ at https://www.sedarplus.ca.

During the six months ended June 30, 2026, 406,558 Restricted Share Units (“RSUs”) were settled for 209,387 Telesat Public Shares, on a net settlement basis (six months ended June 30, 2025 — 443,485 RSUs were settled for 223,671 Telesat Public Shares, on a net settlement basis).

During the six months ended June 30, 2026, 462 Deferred Share Units (“DSUs”) were settled for an equal number of Telesat Public Shares. There were no settlements of DSUs in the six months ended June 30, 2025.

During the six months ended June 30, 2026, 224,822 Performance Share Units (“PSUs”) were settled for 113,880 Telesat Public Shares, on a net settlement basis (six months ended June 30, 2025 — 187,349 PSUs were settled for 103,678 Telesat Public Shares, on a net settlement basis).

During the six months ended June 30, 2026, 1,638 Telesat Public Shares were issued in exchange for an equal number of Limited Partnership units (“LP Units”) in Telesat Partnership LP (the “Partnership”) (June 30, 2025 — 252,079 Telesat Public Shares exchanged for an equal number of LP Units).

During the six months ended June 30, 2026, 50,368 stock options were exercised in exchange for an equal number of Telesat Public Shares. (June 30, 2025 — 22,884 stock options exercised in exchange for an equal number of Telesat Public Shares).

The number and stated value of the outstanding LP Units of the Partnership as at June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026		December 31, 2025
	Number of shares	Stated value	Number of shares	Stated value
Class B LP Units	18,059,646	$49,424	18,061,284	$49,428
Class C LP Units	18,098,362	38,893	18,098,362	38,893
	36,158,008	$88,317	36,159,646	$88,321

On consolidation into Telesat Corporation, the stated value of the LP Units is included under non-controlling interest.